Commitments and Contingencies (Details) In Millions, unless otherwise specified	9 Months Ended						9 Months Ended								9 Months Ended					9 Months Ended		9 Months Ended					9 Months Ended								9 Months Ended					9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2013 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2013 Mine Waste Solutions [Member] USD ($) oz	Sep. 30, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Sep. 30, 2013 Guarantee provided for convertible bonds USD ($)	Jul. 25, 2013 Guarantee provided for convertible bonds USD ($)	May 22, 2009 Guarantee provided for convertible bonds USD ($)	Sep. 30, 2013 Corporate Bond Securities [Member] USD ($)	Jul. 30, 2013 Corporate Bond Securities [Member] USD ($)	Sep. 30, 2013 Guarantee provided for A$ syndicated revolving credit facility USD ($)	Sep. 30, 2013 Guarantee provided for A$ syndicated revolving credit facility AUD	Sep. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2013 South Africa [Member] Unasserted Claim [Member] USD ($) number	Sep. 30, 2013 Brazil [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Sep. 30, 2013 Brazil [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2013 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Sep. 30, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Sep. 30, 2013 Ghana [Member] AngloGold Ashanti Ghana [Member] USD ($)	Sep. 30, 2013 Ghana [Member] Unasserted Claim [Member] AngloGold Ashanti Ghana [Member] USD ($) number	Sep. 30, 2013 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Sep. 30, 2013 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Sep. 30, 2013 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Sep. 30, 2013 Argentina [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Sep. 30, 2013 Argentina [Member] Contingent Liabilities, Additional Tax Payable [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Sep. 30, 2013 Argentina [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Sep. 30, 2013 Australia [Member] Contingent Liabilities, Contractual Disputes [Member] AngloGold Ashanti Australia Limited [Member] USD ($)	Sep. 30, 2013 Boddington Gold Mine [Member] USD ($)	Sep. 30, 2013 Tau Lekoa Gold Mine [Member] USD ($) oz	Sep. 30, 2013 Tau Lekoa Gold Mine [Member]	Sep. 30, 2013 Kinross Gold Corporation [Member] USD ($)	Sep. 30, 2013 Kinross Gold Corporation [Member] BRL	Sep. 30, 2013 Oro Group [Member] USD ($)	Sep. 30, 2013 Oro Group [Member] ZAR	Sep. 30, 2013 Anglo Gold Ashanti United States Of America [Member] USD ($)	Sep. 30, 2013 Anglo Gold Ashanti [Member] USD ($)	Sep. 30, 2013 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Sep. 30, 2013 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Sep. 30, 2013 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 640
Authorized by the directors but not yet contracted for	1,319
Total capital expenditure commitments	1,959
Commitments and Contingencies Disclosure [Abstract]
Total contingencies and guarantees	4,438
Financial Guarantees [Line Items]
Financial guarantees - Surety																																								10	100
Financial guarantees - Surety termination notice period (days)																																								90 days	90 days
Financial guarantees - Reclamation bonds																																										132
Financial guarantees - Environmental bonds																																														46
Financial guarantees - Environmental guarantees																																											137	32	10
Gain Contingency [Line Items]
Contingent assets - Indemnity																																						(62)
Contingent assets - Maximum indemnity amount																																						114	255
Equity interest acquired (percent)																																						50.00%	50.00%
Contingent assets - Royalty																																			0	0
Royalties received during the quarter ended September 30, 2013	17	18																																		4
Total royalties recorded to date																																			73
Contingent royalties - Excess of cash costs (USD per ounce)																																			600
Contingent royalties - Maximum royalty cap																																			100
Contingent royalties - Royalty on further production receivable (ounces)																																				1,500,000	1,500,000
Contingent royalties - Ounces produced (ounces)																																				378,198	378,198
Contingent royalties - Maximum gold price before royalty entitlement (ZAR per kilogram)																																				180,000	180,000
Contingent royalties - Royalty payment rate (percent)																																				3.00%	3.00%
Contingent royalties - Royalty revenue collection period (days)																																			45 days
Hedging Guarantees [Abstract]
Hedging guarantees - Gold delivery	0
Loss Contingency [Line Items]
Contingent liabilities - Groundwater pollution	0
Contingent liabilities - Deep groundwater pollution	0
Contingent liabilities - Gold deliveries sales tax (percent)																						12.00%
Gold deliveries sales tax - Original assessed penalty (percent)																						200.00%
Gold deliveries sales tax - Revised assessed penalty (percent)																						80.00%
Contingent liabilities - Sales tax on gold deliveries																						102
Contingent liabilities - Other tax disputes																					40	17	17	20	20			189	35	154	72	22	50
Contingent liabilities - Indirect taxes																										28
Contingent liabilities - Litigation																				0							97							9
Contingent liabilities - Damages sought																				8
Contingent liabilities - Number of plaintiffs (number)																				31							152
Financial Guarantees [Abstract]
Financial guarantees - Guarantee provided			1,025		756			0		6			1,268		524
Line of credit facility - Maximum facility amount									1,000							600
Line of credit facility - Facility duration (years)								five year							four year	four year
Total offering			1,000.0	1,000.0		750.0						732.5		1,250.0			700.0	750.0	300.0
Debt instrument - Interest rate stated percentage (percent)												3.50%		8.50%			5.375%	5.125%	6.50%
Debt Instrument, Repurchase Amount											725.9
Debt instrument, Repurchased percent (percent)											99.10%
Performance Guarantees [Abstract]
Performance guarantees							0
Pre-existing customer - Gold sales (percent)							25.00%
Pre-existing customer - Gold sales cap (ounces)							312,500
Gold ounces remaining for delivery against the guarantee (ounces)							273,441
Vulnerability From Concentrations [Abstract]
Vulnerability from concentrations - Discount rate (percent)	7.82%
Recoverable value added tax	42
Recoverable fuel duties	17
Appeal deposits	$ 4